Finance Costs - Summary of Finance Costs (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Material income and expense [abstract]
Interest expense, Corporate bonds	$ 1,633.8		$ 2,563.6	$ 3,014.7
Interest expense, Bank loans	1,417.3		766.6	291.2
Interest expense, Others	0.1		0.1	0.2
Finance costs	$ 3,051.2	$ 99.7	$ 3,330.3	$ 3,306.1